PORTFOLIO OF INVESTMENTS – as of October 31, 2019 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
	Australia – 3.0%
89,730	Dexus	$739,956
114,241	Goodman Group	1,134,328
1,015,592	Mirvac Group	2,250,427

		4,124,711

	Canada – 4.5%
147,000	Canadian Apartment Properties REIT	6,120,629

	France – 2.8%
13,730	Gecina S.A.	2,357,015
9,796	Unibail-Rodamco-Westfield	1,514,817

		3,871,832

	Germany – 3.6%
12,140	ADO Properties S.A.	494,200
33,952	Deutsche Wohnen SE	1,280,072
59,042	Vonovia SE	3,144,273

		4,918,545

	Hong Kong – 5.9%
45,900	ESR Cayman Ltd.(a)(b)	98,408
385,000	Hang Lung Properties Ltd.	846,308
259,400	Link REIT	2,825,229
1,839,300	New World Development Co. Ltd.	2,631,000
1,079,800	Sino Land Co. Ltd.	1,614,157

		8,015,102

	Ireland – 0.4%
287,463	Irish Residential Properties REIT PLC	562,932

	Japan – 11.8%
238	Daiwa Office Investment Corp.	1,896,145
13,244	Invesco Office J-REIT, Inc.	2,673,781
417	Kenedix Retail REIT Corp.	1,149,173
1,322	LaSalle Logiport REIT	1,967,965
124,900	Mitsubishi Estate Co. Ltd.	2,424,979
126,800	Mitsui Fudosan Co. Ltd.	3,243,903
360	Nippon Building Fund, Inc.	2,731,178

		16,087,124

	Netherlands – 0.4%
10,909	NSI NV	498,231

	Singapore – 3.4%
494,900	CapitaLand Ltd.	1,308,130
1,411,800	Lendlease Global Commercial REIT(a)	985,858
845,000	Mapletree Commercial Trust	1,446,371
37,687	Mapletree Commercial Trust, Rights(a)(b)(c)	2,493

Shares	Description	Value (†)
Common Stocks – continued
	Singapore – continued
668,300	Mapletree Logistics Trust	$824,886

		4,567,738

	Spain – 1.2%
108,313	Merlin Properties Socimi S.A.	1,594,456

	Sweden – 2.3%
99,837	Fabege AB	1,491,011
182,148	Kungsleden AB	1,655,228

		3,146,239

	United Kingdom – 4.7%
104,202	British Land Co. PLC (The)	837,798
18,980	Derwent London PLC	873,461
268,256	Grainger PLC	892,042
103,044	Hammerson PLC	387,098
220,016	Segro PLC	2,406,822
78,577	Workspace Group PLC	1,032,616

		6,429,837

	United States – 54.5%
175,785	Americold Realty Trust	7,047,221
35,700	AvalonBay Communities, Inc.	7,770,462
38,700	Boston Properties, Inc.	5,309,640
100,600	CubeSmart	3,189,020
52,000	CyrusOne, Inc.	3,706,560
108,900	Douglas Emmett, Inc.	4,717,548
208,700	Duke Realty Corp.	7,333,718
35,200	Federal Realty Investment Trust	4,787,552
141,900	HCP, Inc.	5,338,278
173,000	Healthcare Trust of America, Inc., Class A	5,363,000
186,100	Invitation Homes, Inc.	5,730,019
25,500	Simon Property Group, Inc.	3,842,340
94,500	STORE Capital Corp.	3,827,250
267,000	VICI Properties, Inc.	6,287,850

		74,250,458

	Total Common Stocks (Identified Cost $118,115,967)	134,187,834

Principal Amount	Description	Value (†)
Short-Term Investments – 1.9%
$2,638,794	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2019 at 0.900% to be repurchased at $2,638,860 on 11/01/2019 collateralized by $2,590,000 U.S. Treasury Note, 2.500% due 1/31/2024 valued at $2,696,260 including accrued interest(d) (Identified Cost $2,638,794)	2,638,794

	Total Investments – 100.4% (Identified Cost $120,754,761)	$136,826,628
	Other Assets Less Liabilities – (0.4)%	(570,190)

	Net Assets – 100.0%	$136,256,438

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of October 31, 2019, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$49,073,567	36.0%	$100,901	0.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Fair valued by the Fund’s adviser. At October 31, 2019, the value of these securities amounted to $100,901 or 0.1% of net assets.
(c)	Illiquid security.

(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,124,711	$—	$4,124,711
France	1,514,817	2,357,015	—	3,871,832
Germany	494,200	4,424,345	—	4,918,545
Hong Kong	—	8,015,102	—	8,015,102
Ireland	—	562,932	—	562,932
Japan	1,149,173	14,937,951	—	16,087,124
Singapore	985,858	3,581,880	—	4,567,738
Spain	—	1,594,456	—	1,594,456
Sweden	—	3,146,239	—	3,146,239
United Kingdom	—	6,429,837	—	6,429,837
All Other Common Stocks*	80,869,318	—	—	80,869,318

Total Common Stocks	85,013,366	49,174,468	—	134,187,834

Short-Term Investments	—	2,638,794	—	2,638,794

Total	$85,013,366	$51,813,262	$—	$136,826,628

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2019 (Unaudited)

REITs - Diversified	24.3%
Real Estate Management & Development	15.5
REITs - Apartments	14.8
REITs - Office Property	11.6
REITs - Warehouse/Industrials	8.7
REITs - Health Care	7.8
REITs - Shopping Centers	7.8
REITs - Regional Malls	2.8
REITs - Single Tenant	2.8
REITs - Storage	2.4
Short-Term Investments	1.9

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

Currency Exposure Summary at October 31, 2019 (Unaudited)

United States Dollar	56.4%
Japanese Yen	11.8
Euro	8.4
Hong Kong Dollar	5.9
British Pound	4.7
Canadian Dollar	4.5
Singapore Dollar	3.4
Australian Dollar	3.0
Swedish Krona	2.3

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%